Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earning Per Shares, Basic and Diluted

The schedule of loss per shares, basic and diluted is as follows:

For The Year Ended December 31,	2025	2024
Net loss	$(2,160,998)	$(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)	-
Net loss attributable to common stockholders	(2,402,433)	(48,319,475)
Weighted average shares outstanding – basic and diluted	2,921,648	2,772,867
Basic and diluted net loss per share	$(0.82)	$(17.43)

Schedule of Weighted Average Shares Outstanding - Basic and Diluted

The following is a schedule of the weighted average shares outstanding - basic and diluted, for the year ended December 31, 2025 and December 31, 2024.

Weighted Average Shares Calculation – Basic and Diluted	Year Ended December 31,
	2025	2024
Weighted average shares	2,921,648	2,772,867

Schedule of Share-based Equity Awards and Warrants Excluded from Computation of Earnings

	Year Ended December 31,
	2025	2024
Shares to be issued to Abaca shareholders	-	37,500
Stock options	538,618	113,673
Conversion of Series B Convertible Preferred Stock	3,999,291	-
Conversion of preferred stock	4,440	4,440
Warrants	2,601,374	601,829
Total	7,112,296	757,442